Form N-1A Cover	Feb. 02, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY MELLON INVESTMENT FUNDS IV, INC.
Entity Central Index Key	0000819940
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 02, 2026
Prospectus Date	Dec. 31, 2025